Digital Assets (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Digital Assets
Approximate number of Solana Tokens purchased	$ 359	$ 0	$ 359	$ 0
Digital asset purchases	50,000	0	50,000	0
Unrealized (loss) on digital assets	$ (5,268)	$ 0	$ (5,268)	$ 0